787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

March 12, 2013

VIA EDGAR

Laura Hatch

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AQR Funds

File Nos. 333-153445 and 811-22235

Post-Effective Amendment No. 45

Dear Ms. Hatch:

On behalf of the AQR Core Equity Fund, AQR Small Cap Core Equity Fund and AQR International Core Equity Fund (each, a “Fund” and together, the “Funds”), each a series of the AQR Funds (the “Trust”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment (the “Amendment”) No. 45 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and it is proposed that it become effective on March 13, 2013. We have reviewed the Amendment and represent that it does not contain disclosure which would render the Amendment ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Funds’ responses to the telephonic comments provided by you on behalf of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on Monday, February 4, 2013, regarding Post-Effective Amendment No. 43 to the Trust’s Registration Statement filed with the Commission on December 21, 2012 (the effective date of Post-Effective Amendment No. 43 was delayed until March 13, 2013 pursuant to Post-Effective Amendment No. 44 to the Trust’s Registration Statement filed on March 5, 2013). The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Funds. The Funds’ responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set out in the Registration Statement.

NEW YORK     WASHINGTON, DC     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

March 12, 2013

Summary Prospectus

All Funds

Comment 1	Fee Table. Please either delete each parenthetical in the sales charge rows or delete all rows related to sales charges and redemption fees if the Funds will not charge these fees.

Response	All rows related to sales charges and redemption fees have been deleted from each Fund’s fee table.

Comment 2	Fee Table. Please confirm that Acquired Fund Fees and Expenses (“AFFE”) are not included in the fee table because AFFE are not expected to reach 0.01%.

Response	Each Fund confirms that AFFE are not included in the fee table because AFFE are not expected to reach 0.01%.

Comment 3	Principal Investment Strategies: Please explain the meaning of “float-adjusted market capitalization” in plain English.

Response	The requested change has been made.

Comment 4	Principal Investment Strategies: Please explain what “each factor” is referring to in the fourth paragraph.

Response	The first sentence of the fourth paragraph in each Fund’s principal investment strategies section has been changed to add the phrase “described above” after “each factor.”

Comment 5	Principal Investment Strategies: If a Fund’s portfolio turnover rate is expected to be less than 100%, the expected portfolio turnover rate may be deleted from the summary prospectus disclosure and only included in the statutory prospectus in response to Item 9.

Response	Each Fund respectfully declines to delete this disclosure from its summary prospectus.

Comment 6	Principal Investment Strategies: There is a line for “Borrowing Costs” in the fee table. If “borrowing” is a principal investment strategy of a Fund, please disclose.

Response	Borrowing is not currently a principal investment strategy of the Funds. The “Borrowing Costs” line in the fee table has been deleted.

March 12, 2013

Comment 7	Principal Risks: Please describe the phrase “various types of derivative contracts” in “Counterparty Risk” in greater detail.

Response	The Funds respectfully decline to make this change. Detailed disclosure on the types of derivative contracts the Funds may enter into is provided in each Fund’s prospectus and statement of additional information.

Comment 8	Principal Risks: Each Fund’s “Derivatives Risk” refers to “options on futures contracts” and “options (both written and purchased).” Please either add options to each Fund’s principal investment strategies section or delete these references from the principal risks section.

Response	Each Fund has deleted these references from its Derivatives Risk.

Comment 9	Portfolio Managers: Please change the “Since Inception” reference to the actual date that each portfolio manager will start managing a Fund’s portfolio.

Response	The Funds respectfully decline to make this change. Each Fund expects to include this date in its next annual update filing.

AQR Core Equity Fund and AQR Small Cap Core Equity Fund

Comment 10	Principal Investment Strategies: Please confirm that investing in non-U.S. securities will not be a principal investment strategy of these Funds.

Response	Investing in non-U.S. securities will not currently be a principal investment strategy of the AQR Core Equity Fund and the AQR Small Cap Core Equity Fund.

AQR International Core Equity Fund

Comment 11	Principal Investment Strategies: If there are any country- or region-specific factors that the Adviser employs when selecting securities, please add disclosure on these factors.

Response	The Fund respectfully declines to make this change as it is not applicable to the Fund.

Comment 12	Principal Investment Strategies: Please confirm whether the Adviser considers country or region weightings when selecting securities for the Fund’s portfolio.

Response	The Adviser does not select securities for the Fund’s portfolio based upon country or region weightings.

Comment 13	Principal Risks: Please confirm whether “Mid Cap Securities Risk” is a principal risk of the Fund.

March 12, 2013

Response	Mid Cap Securities Risk is not currently a principal risk of the Fund. This disclosure has been deleted from the Fund’s principal risks section. Mid cap securities disclosure has been added to the statutory prospectus as an other strategy and an other risk of the Fund.

Statutory Prospectus

AQR Core Equity Fund and AQR Small Cap Core Equity Fund

Comment 14	Details About the Fund: Please disclose the numerical range of the index referenced in the third paragraph as of a certain date.

Response	The requested change has been made to the statutory prospectus.

AQR International Core Equity Fund

Comment 15	Details About the Fund: Consider deleting or elaborating on the text at the bottom of page 17.

Response	The referenced text has been deleted.

All Funds

Comment 16	Details About the Fund: If this disclosure is identical to the corresponding disclosure in each Fund’s summary prospectus, the Funds do not have to repeat the disclosure in the statutory prospectus.

Response	The Funds respectfully decline to make this change since the relevant statutory prospectus disclosure is not identical to the summary prospectus disclosure.

Comment 17	Risk Factors – CFTC Regulation Risk: Please confirm whether the Adviser will rely on CFTC Rule 4.5 with respect to these Funds.

Response	On the inception date of the Funds, the Adviser does not expect to rely on CFTC Rule 4.5 with respect to these Funds. However, in the event the CFTC adopts harmonization rules that will adversely affect the ability of these Funds to achieve their investment objective, the Adviser will evaluate whether it may be able to rely on CFTC Rule 4.5 with respect to these Funds in the future.

Comment 18	Investing with the AQR Funds – General Purchasing Policies: The last sentence in the third bullet point indicates that the confirmation process for payments to purchase Fund shares may take up to 15 days. The Staff takes the position that this confirmation process should only take up to 10 days. Please revise the Funds’ disclosure.

Response	The requested change has been made.

March 12, 2013

Comment 19	Investing with the AQR Funds – Excessive and Short-Term Trading: Please describe with specificity the Funds’ policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. See Item 11(e) of Form N-1A.

Response	The requested change has been made.

General

All Funds

Comment 20	Please consider disclosing in the prospectus that each Fund may adopt temporary defensive positions.

Response	The requested change has been made.

*    *    *    *    *    *     *    *    *    *

Each Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Fund’s documents, and represents that it will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Fund.

Please do not hesitate to contact me at (212) 728-8865 if you have comments or if you require additional information regarding the Registration Statement.

Respectfully submitted,

/s/ Ryan P. Brizek

Ryan P. Brizek

cc:	Brendan R. Kalb, Esq.
Nicole DonVito, Esq.
Rose F. DiMartino, Esq.